Loans (Details 5) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	$ 274,189	$ 260,031
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	65,414	60,129
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	1,093	6,230
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	11,915	11,729
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Not rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	195,767	181,943
One-to four-family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	207,075	197,936
One-to four-family [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
One-to four-family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	1,093	6,110
One-to four-family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	10,215	9,883
One-to four-family [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
One-to four-family [Member] | Not rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	195,767	181,943
Multi-family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	15,113	15,678
Multi-family [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	14,445	14,541
Multi-family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Multi-family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	668	1,137
Multi-family [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Multi-family [Member] | Not rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	5,055	2,398
Construction [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	5,055	2,398
Construction [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Construction [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Construction [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Construction [Member] | Not rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Nonresidential real estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	31,700	29,061
Nonresidential real estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Nonresidential real estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	713	150
Nonresidential real estate [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Nonresidential real estate [Member] | Not rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	677	1,304
Land [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	677	1,304
Land [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Land [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Land [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Land [Member] | Not rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Farm [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	2,295	2,062
Farm [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	1,985	1,523
Farm [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Farm [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	310	539
Farm [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Farm [Member] | Not rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Loans on deposits [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	1,470	1,607
Loans on deposits [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	1,470	1,607
Loans on deposits [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Loans on deposits [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Loans on deposits [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Loans on deposits [Member] | Not rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Commercials and Industrial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	1,910	2,513
Commercials and Industrial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment		27
Commercials and Industrial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	7
Commercials and Industrial [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Commercials and Industrial [Member] | Not rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	7,603	6,853
Home equity [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	7,603	6,744
Home equity [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment		93
Home equity [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment		16
Home equity [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Home equity [Member] | Not rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Unsecured [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	508	400
Unsecured [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	506	396
Unsecured [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Unsecured [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	2	4
Unsecured [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Unsecured [Member] | Not rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	63	42
Automobile [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	63	42
Automobile [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Automobile [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Automobile [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Automobile [Member] | Not rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment